Other liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities.
Personnel accrued liabilities (e.g. bonus, vacation)	€ 7,210	€ 5,871
Grants from government agencies and similar bodies	3,167	36,063
Outstanding invoices	35,242	7,577
Professional fees	1,183	511
VAT and other taxes (real estate transfer taxes)	924	12,268
Provision for onerous contracts	40,455
Contract termination provisions	81,587
Other	305	2,036
Total	170,073	64,326
Other operating income related the grants from government agencies and similar bodies	66,394	23,736	€ 5,385
Accrued liability for other taxes consists of real estate transfer taxes	€ 924	€ 924